Document and Entity Information	Aug. 13, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001175680
Document Type	8-K
Document Period End Date	Aug. 13, 2021
Entity Registrant Name	CytoDyn Inc.
Entity Incorporation State Country Code	DE
Entity File Number	000-49908
Entity Tax Identification Number	83-1887078
Entity Address, Address Line One	1111 Main Street
Entity Address, Address Line Two	Suite 660
Entity Address, City or Town	Vancouver
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98660
City Area Code	(360)
Local Phone Number	980-8524
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false